JOINT ARRANGEMENTS	12 Months Ended
Dec. 31, 2019
JOINT ARRANGEMENTS [Abstract]
JOINT ARRANGEMENTS
10.	JOINT ARRANGEMENTS

TGS jointly with SACDE applied for the public tender launched by the Argentine Government for the construction of a connection pipeline in the province of Santa Fe. This tender was finally obtained by the UT whose sole purpose is the execution of such works. For further information, see Note 23.

The Company participates in the UT in a percentage of 51% on the rights of the assets and on the obligations related to them. TGS consolidates line by line assets, liabilities and results of the UT based on the aforementioned percentage of participation.

The breakdown of the amounts included in the statements of financial position related to the Company’s participation in the UT and its results is the following:

	2019	2018
Consolidated Statements of financial position
Non Current assets	-	-
Current Assets	232,849	300,649
Total	232,849	300,649
Non Current Liabilities	-	-
Current Liabilities	414,323	261,274
Total	414,323	261,274

	2019	2018	2017
Consolidated Statements of comprehensive income
Gross (loss) / profit	(154,303)	52,112	1,226
Operating (loss) / profit	(172,298)	37,517	(38)
Net Financial results	(21,069)	1,611	348
Comprehensive (loss) / income	(193,367)	39,128	310